Segment Information (Tables)	12 Months Ended
Aug. 31, 2020
Segment Reporting [Abstract]
Schedule of the profit or loss and total assets for each reportable segment

	IP Licensing $	Consumer Products $	Corporate $	Consolidated Total $
External revenue	232,909	151,634	—	384,543
Cost of goods sold	—	(99,378)	—	(99,378)
Operating expenses	(1,601,595)	(1,043,956)	(1,724,227)	(4,369,778)
Segment loss	(1,368,686)	(991,700)	(1,724,227)	(4,084,613)
Total assets	692,268	116,871	2,019,099	2,828,238

Schedule of capital asset by region
Capital Asset by Region	Cost US	Net Balance US	Cost Canada	Net Balance Canada Canada	Total Net Balance Balance
Year Ended August 31, 2020	$	$	$	$	$
Leasehold Improvements	—	—	259,981	173,371	173,371
Computers	—	—	63,964	32,095	32,095
Furniture Fixtures Equipment	3,094	—	31,126	21,123	21,123
Lab Equipment	98,050	85,264	193,185	171,505	256,769
	101,144	85,264	548,256	398,094	483,358

Capital Asset by Region	Cost US	Net Balance US	Cost Canada	Net Balance Canada Canada	Total Net Balance Balance
Year Ended August 31, 2019	$	$	$	$	$
Leasehold Improvements	—	—	259,981	226,638	226,638
Computers	—	—	63,964	51,776	51,776
Furniture Fixtures Equipment	3,094	619	31,126	27,540	28,159
Lab Equipment	98,050	85,420	193,185	199,269	284,689
	101,144	86,039	548,256	505,223	591,262